Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	3 Months Ended				6 Months Ended
	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	383,124	350,206	351,430	350,058	352,680
Granted | shares	1,110	92,880	2,570	89,210
Released | shares	(60,155)	(59,672)		(87,838)
Forfeited | shares	(320)	(290)	(1,320)		(2,474)
Ending balance | shares	323,759	383,124	352,680	351,430	350,206
Weighted Average Intrinsic Value,Beginning Balance | $	$ 32.54	$ 31.25	$ 31.28	$ 26.69	$ 31.31
Weighted Average Intrinsic Value,Granted | $	50.26	43.27	39.39	46.93
Weighted Average Intrinsic Value,Released | $	24.64	41.64		28.85
Weighted Average Intrinsic Value, Forfeited | $	45.11	43.58	39.95		39.95
Weighted Average Intrinsic Value, Ending Balance | $	$ 34.05	$ 32.54	$ 31.31	$ 31.28	$ 31.25